Offerings	Aug. 21, 2024 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Debt
Security Class Title	4.700% Senior Notes due 2026
Maximum Aggregate Offering Price	$ 1,000,000,000.00
Fee Rate	0.01476%
Amount of Registration Fee	$ 147,600.00
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Debt
Security Class Title	4.600% Senior Notes due 2027
Maximum Aggregate Offering Price	$ 1,000,000,000.00
Fee Rate	0.01476%
Amount of Registration Fee	$ 147,600.00
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Debt
Security Class Title	4.650% Senior Notes due 2029
Maximum Aggregate Offering Price	$ 1,400,000,000.00
Fee Rate	0.01476%
Amount of Registration Fee	$ 206,640.00
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Debt
Security Class Title	4.900% Senior Notes due 2031
Maximum Aggregate Offering Price	$ 1,300,000,000.00
Fee Rate	0.01476%
Amount of Registration Fee	$ 191,880.00
Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Debt
Security Class Title	5.000% Senior Notes due 2034
Maximum Aggregate Offering Price	$ 2,200,000,000.00
Fee Rate	0.01476%
Amount of Registration Fee	$ 324,720.00
Offering: 6
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Debt
Security Class Title	5.500% Senior Notes due 2054
Maximum Aggregate Offering Price	$ 2,100,000,000.00
Fee Rate	0.01476%
Amount of Registration Fee	$ 309,960.00
Offering: 7
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Debt
Security Class Title	5.650% Senior Notes due 2064
Maximum Aggregate Offering Price	$ 1,500,000,000.00
Fee Rate	0.01476%
Amount of Registration Fee	$ 221,400.00